CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		191 Months Ended	200 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Revenue:
Sales	$ 203,561	$ 13,679	$ 507,628	$ 63,614	$ 151,574	$ 36,078	$ 187,652	$ 695,280
Grant and other income	677,131	591,667	1,035,877	675,000	1,191,362		2,191,807	3,227,684
Total revenue	880,692	605,346	1,543,505	738,614	1,342,936	36,078	2,379,459	3,922,964
Cost of revenue	620,623	141,849	1,073,689	261,101	319,298	11,760	833,871	1,907,560
Gross profit/(loss)	260,069	463,497	469,816	477,513	1,023,638	24,318	1,545,588	2,015,404
Other expenses:
Research and development	294,198	554,266	1,706,498	1,854,407	2,532,489	2,888,245	53,929,459	55,635,957
Legal, financial and other consulting	157,926	150,785	570,465	385,612	627,245	342,651	8,585,135	9,155,600
Selling, general and administrative	687,788	359,625	1,901,768	915,402	1,354,738	1,230,189	26,411,211	28,312,979
Change in fair value of management and incentive units							(6,055,483)	(6,055,483)
Total expenses	1,139,912	1,064,676	4,178,731	3,155,421	4,514,472	4,461,085	82,870,322	87,049,053
Loss from Operations	(879,843)	(601,179)	(3,708,915)	(2,677,908)	(3,490,834)	(4,436,767)	(81,324,734)	(85,033,649)
Other (income)/expense:
Gain on disposal of property and equipment							(21,663)	(21,663)
Gain on extinguishment of debt							(216,617)	(216,617)
Interest (income)/expense, net	84,946	50,801	299,805	447,978	564,428	1,044,881	7,301,550	7,601,355
Penalties associated with non-registration of Series A Preferred Stock							361,495	361,495
Total other (income) expense, net	84,946	50,801	299,805	447,978	564,428	1,044,881	7,424,765	7,724,570
Loss before benefit from income taxes	(964,789)	(651,980)	(4,008,720)	(3,125,886)	(4,055,262)	(5,481,648)	(88,749,499)	(92,758,219)
Benefit from income taxes					(391,756)		(939,074)	(939,074)
Net loss	(964,789)	(651,980)	(4,008,720)	(3,125,886)	(3,663,506)	(5,481,648)	(87,810,425)	(91,819,145)
Preferred stock dividend	525,148	629,725	1,728,053	1,870,846	2,511,412	3,087,044	10,922,035	12,650,088
Net loss available to common shareholders	(1,489,937)	(1,281,705)	(5,736,773)	(4,996,732)	(6,174,918)	(8,568,692)	(98,732,460)	(104,469,233)
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.05)
Weighted average number of shares of common stock outstanding	242,512,486	204,438,894	232,426,316	193,383,650	198,228,289	160,235,291
Net loss	(964,789)	(651,980)	(4,008,720)	(3,125,886)	(3,663,506)	(5,481,648)	(87,810,425)	(91,819,145)
Other comprehensive loss:
Currency translation adjustment	40,184		36,915		(12,662)		(12,662)	24,253
Comprehensive loss	$ (924,605)	$ (651,980)	$ (3,971,805)	$ (3,125,886)	$ (3,676,168)	$ (5,481,648)	$ (87,823,087)	$ (91,794,892)